CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Details) (USD $)	3 Months Ended		4 Months Ended		12 Months Ended		5 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2013	Aug. 30, 2012
Revenues
Admissions	$ 418,694,000	$ 409,020,000		$ 548,632,000	$ 1,765,388,000	$ 1,847,327,000
Food and beverage	200,524,000	181,764,000		229,739,000	797,735,000	786,912,000
Other theatre	33,906,000	31,974,000		33,121,000	132,267,000	115,189,000
Total revenues	653,124,000	622,758,000		811,492,000	2,695,390,000	2,749,428,000
Operating costs and expenses
Film exhibition costs	223,088,000	212,100,000		291,561,000	934,246,000	976,912,000
Food and beverage costs	28,508,000	25,123,000		30,545,000	111,991,000	107,325,000
Operating expense	187,258,000	179,693,000		230,434,000	733,338,000	726,641,000
Rent	117,921,000	114,944,000		143,374,000	455,239,000	451,828,000
General and administrative:
Merger, acquisition and transaction costs	1,578,000	362,000		3,366,000	1,161,000	2,883,000
Other	4,941,000	18,220,000		29,110,000	64,873,000	97,288,000
Depreciation and amortization	57,777,000	54,777,000		71,633,000	216,321,000	197,537,000
Impairment of long-lived assets				0	3,149,000
Operating costs and expenses	621,071,000	605,219,000		800,023,000	2,520,318,000	2,560,414,000
Operating income (loss)	32,053,000	17,539,000		11,469,000	175,072,000	189,014,000
Other expense (income)
Other income		(4,229,000)		49,000	(8,344,000)	(1,415,000)
Interest expense:
Corporate borrowings	26,079,000	29,658,000		45,259,000	111,072,000	129,963,000
Capital and financing lease obligations	2,373,000	2,525,000		1,873,000	9,867,000	10,264,000
Equity in (earnings) losses of non-consolidated entities	(1,324,000)	5,384,000		2,480,000	(26,615,000)	(47,435,000)
Investment expense (income)	(5,143,000)	(7,857,000)		290,000	(8,145,000)	(2,084,000)
Total other expense	21,985,000	25,481,000		49,951,000	77,835,000	89,293,000
Earnings (loss) from continuing operations before income taxes	10,068,000	(7,942,000)		(38,482,000)	97,237,000	99,721,000
Income tax provision (benefit)	3,930,000	(3,100,000)		3,500,000	33,470,000	(263,383,000)
Earnings (loss) from continuing operations	6,138,000	(4,842,000)		(41,982,000)	63,767,000	363,104,000
Gain from discontinued operations, net of income taxes		334,000		(688,000)	313,000	1,296,000
Net earnings (loss)	6,138,000	(4,508,000)	(42,670,000)	(42,670,000)	64,080,000	364,400,000
Predecessor
Revenues
Admissions							816,031,000
Food and beverage							342,130,000
Other theatre							47,911,000
Total revenues							1,206,072,000
Operating costs and expenses
Film exhibition costs							436,539,000
Food and beverage costs							47,326,000
Operating expense							297,328,000
Rent							189,086,000
General and administrative:
Merger, acquisition and transaction costs							172,000
Management fee							2,500,000
Other							27,025,000
Depreciation and amortization							80,971,000
Impairment of long-lived assets							0
Operating costs and expenses							1,080,947,000
Operating income (loss)							125,125,000
Other expense (income)
Other income							960,000
Interest expense:
Corporate borrowings							67,614,000
Capital and financing lease obligations							2,390,000
Equity in (earnings) losses of non-consolidated entities							(7,545,000)
Investment expense (income)							(41,000)
Total other expense							63,378,000
Earnings (loss) from continuing operations before income taxes							61,747,000
Income tax provision (benefit)							2,500,000
Earnings (loss) from continuing operations							59,247,000
Gain from discontinued operations, net of income taxes							35,153,000
Net earnings (loss)							94,400,000
Consolidating Adjustments
Other expense (income)
Equity in (earnings) loss of AMC Entertainment Inc.	2,891,000	(8,422,000)		(48,895,000)	49,496,000	348,044,000
Interest expense:
Corporate borrowings	(34,837,000)	(39,704,000)		(61,166,000)	(149,548,000)	(174,033,000)
Investment expense (income)	34,837,000	39,704,000		61,166,000	149,548,000	174,033,000
Total other expense	2,891,000	(8,422,000)		(48,895,000)	49,496,000	348,044,000
Earnings (loss) from continuing operations before income taxes	(2,891,000)	8,422,000		48,895,000	(49,496,000)	(348,044,000)
Earnings (loss) from continuing operations		8,422,000		48,895,000	(49,496,000)	(348,044,000)
Net earnings (loss)	(2,891,000)	8,422,000		48,895,000	(49,496,000)	(348,044,000)
Consolidating Adjustments | Predecessor
Other expense (income)
Equity in (earnings) loss of AMC Entertainment Inc.							104,028,000
Interest expense:
Corporate borrowings							(86,885,000)
Investment expense (income)							86,885,000
Total other expense							104,028,000
Earnings (loss) from continuing operations before income taxes							(104,028,000)
Earnings (loss) from continuing operations							(104,028,000)
Net earnings (loss)							(104,028,000)
AMCE
Operating costs and expenses
Operating expense	68,000	(80,000)
General and administrative:
Operating costs and expenses	68,000	(80,000)
Operating income (loss)	(68,000)	80,000
Other expense (income)
Equity in (earnings) loss of AMC Entertainment Inc.	(3,186,000)	7,968,000
Interest expense:
Corporate borrowings	26,017,000	29,618,000
Investment expense (income)	(29,037,000)	(32,998,000)
Total other expense	(6,206,000)	4,588,000
Earnings (loss) from continuing operations before income taxes	6,138,000	(4,508,000)
Earnings (loss) from continuing operations		(4,508,000)
Net earnings (loss)	6,138,000	(4,508,000)
AMCE | Reportable Entity
Operating costs and expenses
Operating expense				(21,000)	96,000	(102,000)
General and administrative:
Operating costs and expenses				(21,000)	96,000	(102,000)
Operating income (loss)				21,000	(96,000)	102,000
Other expense (income)
Equity in (earnings) loss of AMC Entertainment Inc.				48,107,000	(51,401,000)	(349,185,000)
Interest expense:
Corporate borrowings				45,145,000	110,861,000	130,363,000
Equity in (earnings) losses of non-consolidated entities				348,000		2,000
Investment expense (income)				(50,909,000)	(123,636,000)	(145,478,000)
Total other expense				42,691,000	(64,176,000)	(364,298,000)
Earnings (loss) from continuing operations before income taxes				(42,670,000)	64,080,000	364,400,000
Earnings (loss) from continuing operations				(42,670,000)	64,080,000	364,400,000
Net earnings (loss)				(42,670,000)	64,080,000	364,400,000
AMCE | Reportable Entity | Predecessor
Operating costs and expenses
Operating expense							28,000
General and administrative:
Operating costs and expenses							28,000
Operating income (loss)							(28,000)
Other expense (income)
Equity in (earnings) loss of AMC Entertainment Inc.							(88,759,000)
Interest expense:
Corporate borrowings							67,366,000
Equity in (earnings) losses of non-consolidated entities							60,000
Investment expense (income)							(73,095,000)
Total other expense							(94,428,000)
Earnings (loss) from continuing operations before income taxes							94,400,000
Earnings (loss) from continuing operations							94,400,000
Net earnings (loss)							94,400,000
Subsidiary Guarantors
CONDENSED CONSOLIDATING FINANCIAL INFORMATION
Ownership percentage					100.00%
Revenues
Admissions	417,689,000	407,946,000
Food and beverage	200,108,000	181,317,000
Other theatre	33,779,000	31,906,000
Total revenues	651,576,000	621,169,000
Operating costs and expenses
Film exhibition costs	222,628,000	211,632,000
Food and beverage costs	28,424,000	25,005,000
Operating expense	186,352,000	178,818,000
Rent	117,484,000	114,470,000
General and administrative:
Merger, acquisition and transaction costs	1,578,000	362,000
Other	4,940,000	18,219,000
Depreciation and amortization	57,754,000	54,749,000
Operating costs and expenses	619,160,000	603,255,000
Operating income (loss)	32,416,000	17,914,000
Other expense (income)
Equity in (earnings) loss of AMC Entertainment Inc.	295,000	454,000
Other income		(4,229,000)
Interest expense:
Corporate borrowings	34,899,000	39,744,000
Capital and financing lease obligations	2,373,000	2,525,000
Equity in (earnings) losses of non-consolidated entities	(1,324,000)	5,384,000
Investment expense (income)	(10,943,000)	(14,562,000)
Total other expense	25,300,000	29,316,000
Earnings (loss) from continuing operations before income taxes	7,116,000	(11,402,000)
Income tax provision (benefit)	3,930,000	(3,100,000)
Earnings (loss) from continuing operations		(8,302,000)
Gain from discontinued operations, net of income taxes		334,000
Net earnings (loss)	3,186,000	(7,968,000)
Subsidiary Guarantors | Reportable Entity
Revenues
Admissions				547,094,000	1,760,781,000	1,842,977,000
Food and beverage				229,101,000	795,789,000	785,041,000
Other theatre				32,990,000	131,931,000	114,922,000
Total revenues				809,185,000	2,688,501,000	2,742,940,000
Operating costs and expenses
Film exhibition costs				290,888,000	932,108,000	974,917,000
Food and beverage costs				30,374,000	111,532,000	106,926,000
Operating expense				229,199,000	729,282,000	722,984,000
Rent				142,698,000	453,106,000	449,833,000
General and administrative:
Merger, acquisition and transaction costs				3,366,000	1,161,000	2,883,000
Other				29,073,000	64,831,000	97,259,000
Depreciation and amortization				71,616,000	216,258,000	197,486,000
Impairment of long-lived assets					3,149,000
Operating costs and expenses				797,214,000	2,511,427,000	2,552,288,000
Operating income (loss)				11,971,000	177,074,000	190,652,000
Other expense (income)
Equity in (earnings) loss of AMC Entertainment Inc.				788,000	1,905,000	1,141,000
Other income				49,000	(8,344,000)	(1,415,000)
Interest expense:
Corporate borrowings				61,280,000	149,759,000	173,633,000
Capital and financing lease obligations				1,873,000	9,867,000	10,264,000
Equity in (earnings) losses of non-consolidated entities				2,114,000	(26,615,000)	(47,424,000)
Investment expense (income)				(9,967,000)	(34,056,000)	(30,373,000)
Total other expense				56,137,000	92,516,000	105,826,000
Earnings (loss) from continuing operations before income taxes				(44,166,000)	84,558,000	84,826,000
Income tax provision (benefit)				3,500,000	33,470,000	(263,383,000)
Earnings (loss) from continuing operations				(47,666,000)	51,088,000	348,209,000
Gain from discontinued operations, net of income taxes				(441,000)	313,000	976,000
Net earnings (loss)				(48,107,000)	51,401,000	349,185,000
Subsidiary Guarantors | Reportable Entity | Predecessor
Revenues
Admissions							814,034,000
Food and beverage							341,260,000
Other theatre							47,771,000
Total revenues							1,203,065,000
Operating costs and expenses
Film exhibition costs							435,526,000
Food and beverage costs							47,142,000
Operating expense							295,708,000
Rent							188,283,000
General and administrative:
Merger, acquisition and transaction costs							172,000
Management fee							2,500,000
Other							27,013,000
Depreciation and amortization							80,944,000
Operating costs and expenses							1,077,288,000
Operating income (loss)							125,777,000
Other expense (income)
Equity in (earnings) loss of AMC Entertainment Inc.							(15,269,000)
Other income							960,000
Interest expense:
Corporate borrowings							87,133,000
Capital and financing lease obligations							2,390,000
Equity in (earnings) losses of non-consolidated entities							(6,382,000)
Investment expense (income)							(13,831,000)
Total other expense							55,001,000
Earnings (loss) from continuing operations before income taxes							70,776,000
Income tax provision (benefit)							2,500,000
Earnings (loss) from continuing operations							68,276,000
Gain from discontinued operations, net of income taxes							20,483,000
Net earnings (loss)							88,759,000
Subsidiary Non-Guarantors
Revenues
Admissions	1,005,000	1,074,000
Food and beverage	416,000	447,000
Other theatre	127,000	68,000
Total revenues	1,548,000	1,589,000
Operating costs and expenses
Film exhibition costs	460,000	468,000
Food and beverage costs	84,000	118,000
Operating expense	838,000	955,000
Rent	437,000	474,000
General and administrative:
Other	1,000	1,000
Depreciation and amortization	23,000	28,000
Operating costs and expenses	1,843,000	2,044,000
Operating income (loss)	(295,000)	(455,000)
Interest expense:
Investment expense (income)		(1,000)
Total other expense		(1,000)
Earnings (loss) from continuing operations before income taxes	(295,000)	(454,000)
Earnings (loss) from continuing operations		(454,000)
Net earnings (loss)	(295,000)	(454,000)
Subsidiary Non-Guarantors | Reportable Entity
Revenues
Admissions				1,538,000	4,607,000	4,350,000
Food and beverage				638,000	1,946,000	1,871,000
Other theatre				131,000	336,000	267,000
Total revenues				2,307,000	6,889,000	6,488,000
Operating costs and expenses
Film exhibition costs				673,000	2,138,000	1,995,000
Food and beverage costs				171,000	459,000	399,000
Operating expense				1,256,000	3,960,000	3,759,000
Rent				676,000	2,133,000	1,995,000
General and administrative:
Other				37,000	42,000	29,000
Depreciation and amortization				17,000	63,000	51,000
Operating costs and expenses				2,830,000	8,795,000	8,228,000
Operating income (loss)				(523,000)	(1,906,000)	(1,740,000)
Interest expense:
Equity in (earnings) losses of non-consolidated entities				18,000		(13,000)
Investment expense (income)					(1,000)	(266,000)
Total other expense				18,000	(1,000)	(279,000)
Earnings (loss) from continuing operations before income taxes				(541,000)	(1,905,000)	(1,461,000)
Earnings (loss) from continuing operations				(541,000)	(1,905,000)	(1,461,000)
Gain from discontinued operations, net of income taxes				(247,000)		320,000
Net earnings (loss)				(788,000)	(1,905,000)	(1,141,000)
Subsidiary Non-Guarantors | Reportable Entity | Predecessor
Revenues
Admissions							1,997,000
Food and beverage							870,000
Other theatre							140,000
Total revenues							3,007,000
Operating costs and expenses
Film exhibition costs							1,013,000
Food and beverage costs							184,000
Operating expense							1,592,000
Rent							803,000
General and administrative:
Other							12,000
Depreciation and amortization							27,000
Operating costs and expenses							3,631,000
Operating income (loss)							(624,000)
Interest expense:
Equity in (earnings) losses of non-consolidated entities							(1,223,000)
Total other expense							(1,223,000)
Earnings (loss) from continuing operations before income taxes							599,000
Earnings (loss) from continuing operations							599,000
Gain from discontinued operations, net of income taxes							14,670,000
Net earnings (loss)							$ 15,269,000